Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements

The following table reflects information relating to the cross currency swaps as at December 31, 2013.

Principal	Principal	Floating Rate Receivable			Fair Value / Carrying Amount of	Weighted- Average
Amount	Amount	Reference		Fixed Rate	(Liability)	Remaining
NOK	$	Rate	Margin	Payable	$	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(13,246)	3.3
900,000	150,000	NIBOR	4.35%	6.43%	(4,990)	4.7

					(18,236)

Interest Rate Swap Agreements
As at December 31, 2013, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	404,464	(66,829)	23.1	4.9
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	196,574	(40,463)	5.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(13,581)	4.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(14,624)	3.0	5.3
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	193,750	(33,614)	15.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	469,011	81,119	23.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(iv)	EURIBOR	340,221	(31,651)	7.0	3.1

			(119,643)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2013, ranged from 0.30% to 3.20%.
(ii)	Principal amount reduces quarterly.
(iii)	Principal amount reduces semi-annually.
(iv)	Principal amount reduces monthly to 70.1 million Euros ($96.3 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/ Advances to affiliates	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2013
Interest rate swap agreements	4,608	17,044	59,467	(10,960)	(75,615)	(114,187)
Cross currency swap agreement	—	—	—	(155)	(1,365)	(16,716)
Toledo Spirit time-charter derivative	1,544	1,400	3,400	—	—	—

	6,152	18,444	62,867	(11,115)	(76,980)	(130,903)

As at December 31, 2012
Interest rate swap agreements	4,513	16,927	144,247	(10,887)	(48,046)	(245,287)
Cross currency swap agreement	54	285	—	—	—	(2,962)
Toledo Spirit time-charter derivative	—	—	1,100	—	—	—

	4,567	17,212	145,347	(10,887)	(48,046)	(248,249)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income and comprehensive income is as follows:

	Year Ended December 31,
	2013			2012			2011
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(38,089)	18,868	(19,221)	(37,427)	5,200	(32,227)	(62,660)	(9,677)	(72,337)
Toledo Spirit time-charter derivative	1,521	3,700	5,221	907	1,700	2,607	(93)	9,400	9,307

	(36,568)	22,568	(14,000)	(36,520)	6,900	(29,620)	(62,753)	(277)	(63,030)